REVENUE INFORMATION - Movement of the Allowance for Contract Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Asset [Abstract]
Balance at the beginning of the period	¥ 6,733	¥ 995	¥ 950
Additions charged to bad debt expense	3,871	5,738	45
Balance at the end of the period	¥ 10,604	¥ 6,733	¥ 995